John Hancock Funds II

Supplement dated 7-1-13 to the Prospectus dated 12-1-12, as supplemented

John Hancock Diversified Strategies Fund

The following information supplements and supersedes any information to the contrary relating to John Hancock Diversified Strategies Fund (the “Fund”), a series of John Hancock Funds II, contained in the Prospectus dated as noted above.

Effective on or about July 1, 2013, the Prospectus is hereby amended as follows:

In the “Fund summary” section, the “Investment objective” is revised and restated as follows:

Investment objective: To seek long term total return.

The “Fund summary — Principal investment strategies” section is revised and restated as follows:

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes sectors, duration, credit quality or geographic mix and the subadvisor has the flexibility to reallocate the fund’s assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities including global preferred securities, bank loans, convertibles and other fixed income securities.

The fund also may invest extensively in derivative instruments, such as futures, options and swaps, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. The fund and/or the affiliated and unaffiliated investment companies may invest in or use derivatives for hedging and non-hedging purposes. Derivatives may be used to hedge against losses from movements in stock, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, duration management, to gain exposure to foreign currencies, efficient portfolio management or to generate additional income for the fund’s portfolio. The fund also may invest in restricted or illiquid securities.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and other investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the underlying funds may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

The following risks are added to the “Principal risks” section of the “Fund summary” under the heading “Hedging, derivatives and other strategic transactions risk”:

• Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

The following risks are added to the “Principal risks” section of the ”Fund summary”:

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Barry Evans, CFA, has joined the portfolio management team responsible for managing the Fund. Accordingly, the portfolio manager information in the “Fund summary” under the heading “Portfolio management” is amended as noted below. Bob Boyda, Steve Medina, Jeffrey N. Given, CFA and Howard C. Greene, CFA will continue as portfolio managers of the Fund.

Barry H. Evans, CFA

President, Manulife Asset Management North America; Chief Investment Officer, Global Asset Allocation

Joined fund team in 2013

The “Fund details — Investment strategies” section is revised and restated as follows:

Investment objective: To seek long term total return.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective. Under normal market conditions, the fund invests directly in both fixed-income and equity securities and also in shares of underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield non-investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. In pursuing its investment objective, the fund has the ability to allocate between various asset classes sectors, duration, credit quality or geographic mix and the subadvisor has the flexibility to reallocate the fund’s assets among any or all of the asset class exposures based on its ongoing analyses of the capital markets. The fund may also invest in a broad range of additional securities including global preferred securities, bank loans, convertibles and other fixed income securities.

The fund also may invest extensively in derivative instruments, such as futures, options and swaps, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. The fund and/or the affiliated and unaffiliated investment companies may invest in or use derivatives for hedging and non-hedging purposes. Derivatives may be used to hedge against losses from movements in stock, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, duration management, to gain exposure to foreign currencies, efficient portfolio management or to generate additional income for the fund’s portfolio. The fund also may invest in restricted or illiquid securities.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and other investment companies, including ETFs, that focus their investment strategies on, alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies and tactical investment strategies. The fund may also enter into short sales of securities either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the underlying funds may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

In the “Fund details – Risks of investing” section, the following information is added under the heading “Hedging, derivatives and other strategic transactions risk”:

• Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

In the “Fund details – Risks of investing” section, the following information is added:

Sector risk

When a fund’s investments are focused in one or more sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors.

Short sales risk

Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

The following information is added to the “Who’s who” section under the heading “Subadviser”:

Barry H. Evans, CFA

• President, Manulife Asset Management North America; Chief Investment Officer, Global Asset Allocation

• Joined fund team in 2013

• Primarily responsible for investment strategy and decisions

• Senior Vice President, Chief Fixed-Income Officer and Chief Operating Officer, John Hancock Advisers, LLC (1986–2005)

• Began business career in 1986

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2013 to the current Statement of Additional Information (the “SAI”)

John Hancock Diversified Strategies Fund

Barry H. Evans, CFA, has joined the portfolio management team responsible for managing the John Hancock Diversified Strategies Fund (the “Fund”). Bob Boyda, Steve Medina, Jeffrey N. Given, CFA and Howard C. Greene, CFA will continue as portfolio managers of the Fund.

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (US) LLC regarding the portfolio managers of the Fund.

The following table reflects information as of June 1, 2013:

	Other Registered Investment Vehicles		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Barry H. Evans, CFA	0	0	0	0	0	0

There are no accounts that pay fees based upon performance.

Ownership of Fund shares. As of June 1, 2013. Mr. Evans did not own any shares of the Fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.